Business segment information - Information by business segment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business segment information
Sales (Notes 3, 4, 5)	$ 209,363	$ 171,493	$ 149,743
Excise taxes (Notes 3, 5)	(25,257)	(22,394)	(21,818)
Revenues from sales (Notes 3, 5)	184,106	149,099	127,925
Operating expenses	(154,097)	(125,241)	(108,943)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(13,992)	(16,103)	(13,523)
Operating income	16,017	7,755	5,459
Net income (loss) from equity affiliates and other items	4,170	5,107	2,821
Tax on net operating income	(6,843)	(3,338)	(1,224)
Net operating income	13,344	9,524	7,056
Net cost of net debt	(1,794)	(1,225)	(850)
Non-controlling interests	(104)	332	(10)
Net income - group share	11,446	8,631	6,196
Total expenditures	22,185	16,896	20,530
Total divestments	7,239	5,264	2,877
Cash flow from operating activities	24,703	22,319	16,521
Property, plant and equipment, intangible assets, net	142,246	123,984	127,333
Investments & loans in equity affiliates	23,444	22,103	20,576
Other non-current assets	10,593	10,917	9,644
Working capital	(1,507)	1,365	2,348
Provisions and other non-current liabilities	(36,285)	(30,549)	(31,652)
Assets and liabilities classified as held for sale	1,279	1,641	446
Capital Employed	139,770	129,461	128,695
Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(69,567)	(52,092)	(41,286)
Revenues from sales (Notes 3, 5)	(69,567)	(52,092)	(41,286)
Operating expenses	69,567	52,092	41,286
Exploration & Production
Business segment information
Sales (Notes 3, 4, 5)	10,989	8,477	7,629
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(11,288)	(13,850)	(11,583)
Operating income	12,570	2,792	(431)
Net income (loss) from equity affiliates and other items	2,686	1,546	1,375
Tax on net operating income	(6,068)	(2,233)	401
Net operating income	9,188	2,105	1,345
Total expenditures	15,282	12,802	16,085
Total divestments	4,952	1,918	2,187
Cash flow from operating activities	19,803	12,821	9,866
Property, plant and equipment, intangible assets, net	116,518	103,639	109,617
Investments & loans in equity affiliates	17,201	16,820	15,853
Other non-current assets	6,258	6,975	6,835
Working capital	1,652	3,224	1,451
Provisions and other non-current liabilities	(27,780)	(24,212)	(26,139)
Assets and liabilities classified as held for sale	1,036	1,475
Capital Employed	114,885	107,921	107,617
Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	42,162	31,314	25,388
Operating expenses	(18,304)	(14,672)	(14,236)
Exploration & Production | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(31,173)	(22,837)	(17,759)
Gas, Renewables & Power
Business segment information
Sales (Notes 3, 4, 5)	16,136	12,854	10,124
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(731)	(482)	(301)
Operating income	(140)	(276)	(161)
Net income (loss) from equity affiliates and other items	318	31	71
Tax on net operating income	(173)	(140)	(4)
Net operating income	5	(385)	(94)
Total expenditures	3,539	797	1,221
Total divestments	931	73	166
Cash flow from operating activities	(670)	1,055	589
Property, plant and equipment, intangible assets, net	8,502	2,873	2,834
Investments & loans in equity affiliates	1,902	835	883
Other non-current assets	1,636	1,709	1,222
Working capital	679	123	869
Provisions and other non-current liabilities	(3,550)	(848)	(832)
Assets and liabilities classified as held for sale	92
Capital Employed	9,261	4,692	4,976
Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	18,025	14,034	11,133
Operating expenses	(17,434)	(13,828)	(10,993)
Gas, Renewables & Power | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(1,889)	(1,180)	(1,009)
Refining & Chemicals
Business segment information
Sales (Notes 3, 4, 5)	92,025	75,505	65,632
Excise taxes (Notes 3, 5)	(3,359)	(3,008)	(3,544)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(1,222)	(1,074)	(1,002)
Operating income	2,513	4,170	4,991
Net income (loss) from equity affiliates and other items	782	2,979	779
Tax on net operating income	(445)	(944)	(1,244)
Net operating income	2,850	6,205	4,526
Total expenditures	1,781	1,734	1,861
Total divestments	919	2,820	88
Cash flow from operating activities	4,308	7,411	4,584
Property, plant and equipment, intangible assets, net	10,493	10,820	9,293
Investments & loans in equity affiliates	3,910	4,010	3,303
Other non-current assets	663	677	568
Working capital	32	876	2,641
Provisions and other non-current liabilities	(3,615)	(3,839)	(3,569)
Assets and liabilities classified as held for sale	151		446
Capital Employed	11,634	12,544	12,682
Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	124,128	99,341	83,555
Operating expenses	(120,393)	(94,097)	(77,562)
Refining & Chemicals | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(35,462)	(26,844)	(21,467)
Marketing & Services
Business segment information
Sales (Notes 3, 4, 5)	90,206	74,634	66,351
Excise taxes (Notes 3, 5)	(21,898)	(19,386)	(18,274)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(709)	(657)	(600)
Operating income	1,841	1,819	1,789
Net income (loss) from equity affiliates and other items	307	497	170
Tax on net operating income	(532)	(561)	(541)
Net operating income	1,616	1,755	1,418
Total expenditures	1,458	1,457	1,245
Total divestments	428	413	424
Cash flow from operating activities	2,759	2,221	1,833
Property, plant and equipment, intangible assets, net	6,343	6,253	5,225
Investments & loans in equity affiliates	431	438	537
Other non-current assets	1,155	1,060	962
Working capital	194	792	701
Provisions and other non-current liabilities	(1,465)	(1,544)	(1,330)
Assets and liabilities classified as held for sale		166
Capital Employed	6,658	7,165	6,095
Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	69,287	56,105	48,821
Operating expenses	(66,737)	(53,629)	(46,432)
Marketing & Services | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(979)	(857)	(744)
Corporate
Business segment information
Sales (Notes 3, 4, 5)	7	23	7
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(42)	(40)	(37)
Operating income	(767)	(750)	(729)
Net income (loss) from equity affiliates and other items	77	54	426
Tax on net operating income	375	540	164
Net operating income	(315)	(156)	(139)
Total expenditures	125	106	118
Total divestments	9	40	12
Cash flow from operating activities	(1,497)	(1,189)	(351)
Property, plant and equipment, intangible assets, net	390	399	364
Other non-current assets	881	496	57
Working capital	(4,064)	(3,650)	(3,314)
Provisions and other non-current liabilities	125	(106)	218
Capital Employed	(2,668)	(2,861)	(2,675)
Corporate | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	71	397	314
Operating expenses	(796)	(1,107)	(1,006)
Corporate | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(64)	(374)	(307)
Adjustments
Business segment information
Sales (Notes 3, 4, 5)	56	(20)	(231)
Revenues from sales (Notes 3, 5)	56	(20)	(231)
Operating expenses	(1,106)	(416)	(281)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(1,774)	(4,662)	(2,229)
Operating income	(2,824)	(5,098)	(2,741)
Net income (loss) from equity affiliates and other items	(496)	1,835	(472)
Tax on net operating income	973	829	995
Net operating income	(2,347)	(2,434)	(2,218)
Net cost of net debt	(67)	(29)	(23)
Non-controlling interests	301	516	150
Net income - group share	(2,113)	(1,947)	(2,091)
Adjustments | Exploration & Production
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(1,256)	(4,308)	(2,089)
Operating income	(1,455)	(4,427)	(2,780)
Net income (loss) from equity affiliates and other items	(335)	(328)	(200)
Tax on net operating income	768	875	1,108
Net operating income	(1,022)	(3,880)	(1,872)
Net income - group share	(1,079)	(3,693)	(1,877)
Adjustments | Exploration & Production | Business segments and Corporate
Business segment information
Operating expenses	(199)	(119)	(691)
Adjustments | Gas, Renewables & Power
Business segment information
Sales (Notes 3, 4, 5)	56	(20)	(231)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(516)	(291)	(139)
Operating income	(697)	(700)	(449)
Net income (loss) from equity affiliates and other items	(40)	(116)	(135)
Tax on net operating income	(14)	(54)	51
Net operating income	(751)	(870)	(533)
Net income - group share	(410)	(558)	(394)
Adjustments | Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	56	(20)	(231)
Operating expenses	(237)	(389)	(79)
Adjustments | Refining & Chemicals
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(2)	(53)
Operating income	(618)	114	625
Net income (loss) from equity affiliates and other items	(116)	2,177	(93)
Tax on net operating income	205	124	(201)
Net operating income	(529)	2,415	331
Net income - group share	(530)	2,412	329
Adjustments | Refining & Chemicals | Business segments and Corporate
Business segment information
Operating expenses	(616)	167	625
Adjustments | Marketing & Services
Business segment information
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)		(10)	(1)
Operating income	(45)	(21)	(137)
Net income (loss) from equity affiliates and other items	(5)	102	(40)
Tax on net operating income	14	(2)	36
Net operating income	(36)	79	(141)
Net income - group share	(53)	70	(146)
Adjustments | Marketing & Services | Business segments and Corporate
Business segment information
Operating expenses	(45)	(11)	(136)
Adjustments | Corporate
Business segment information
Operating income	(9)	(64)
Net income (loss) from equity affiliates and other items			(4)
Tax on net operating income		(114)	1
Net operating income	(9)	(178)	(3)
Net income - group share	(41)	(178)	(3)
Adjustments | Corporate | Business segments and Corporate
Business segment information
Operating expenses	(9)	(64)
Adjustments - Inventory valuation effect
Business segment information
Operating income	(595)	357	652
Net income - group share	(420)	282	479
Capital Employed	(1,251)	(1,734)	(1,272)
Adjustments - Inventory valuation effect | Refining & Chemicals
Business segment information
Operating income	(589)	344	695
Net operating income	(413)	298	500
Net income - group share	(414)	295	498
Capital Employed	(1,035)	(1,499)	(1,064)
Adjustments - Inventory valuation effect | Marketing & Services
Business segment information
Operating income	(6)	13	(43)
Net operating income	(5)	(3)	(13)
Net income - group share	(6)	(13)	(19)
Capital Employed	(216)	(236)	(211)
Adjustments - Inventory valuation effect | Corporate
Business segment information
Capital Employed		1	3
Adjusted
Business segment information
Sales (Notes 3, 4, 5)	209,307	171,513	149,974
Excise taxes (Notes 3, 5)	(25,257)	(22,394)	(21,818)
Revenues from sales (Notes 3, 5)	184,050	149,119	128,156
Operating expenses	(152,991)	(124,825)	(108,662)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(12,218)	(11,441)	(11,294)
Operating income	18,841	12,853	8,200
Net income (loss) from equity affiliates and other items	4,666	3,272	3,293
Tax on net operating income	(7,816)	(4,167)	(2,219)
Net operating income	15,691	11,958	9,274
Net cost of net debt	(1,727)	(1,196)	(827)
Non-controlling interests	(405)	(184)	(160)
Net income - group share	13,559	10,578	8,287
Capital Employed	$ 138,519	$ 127,727	$ 127,423
ROACE as a percentage	12.00%	9.00%	7.00%
Adjusted | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	$ (69,567)	$ (52,092)	$ (41,286)
Revenues from sales (Notes 3, 5)	(69,567)	(52,092)	(41,286)
Operating expenses	69,567	52,092	41,286
Adjusted | Exploration & Production
Business segment information
Sales (Notes 3, 4, 5)	10,989	8,477	7,629
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(10,032)	(9,542)	(9,494)
Operating income	14,025	7,219	2,349
Net income (loss) from equity affiliates and other items	3,021	1,874	1,575
Tax on net operating income	(6,836)	(3,108)	(707)
Net operating income	10,210	5,985	3,217
Capital Employed	$ 114,885	$ 107,921	$ 107,617
ROACE as a percentage	9.00%	6.00%	3.00%
Adjusted | Exploration & Production | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 42,162	$ 31,314	$ 25,388
Operating expenses	(18,105)	(14,553)	(13,545)
Adjusted | Exploration & Production | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(31,173)	(22,837)	(17,759)
Adjusted | Gas, Renewables & Power
Business segment information
Sales (Notes 3, 4, 5)	16,080	12,874	10,355
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(215)	(191)	(162)
Operating income	557	424	288
Net income (loss) from equity affiliates and other items	358	147	206
Tax on net operating income	(159)	(86)	(55)
Net operating income	756	485	439
Capital Employed	$ 9,261	$ 4,692	$ 4,976
ROACE as a percentage	11.00%	10.00%	9.00%
Adjusted | Gas, Renewables & Power | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 17,969	$ 14,054	$ 11,364
Operating expenses	(17,197)	(13,439)	(10,914)
Adjusted | Gas, Renewables & Power | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(1,889)	(1,180)	(1,009)
Adjusted | Refining & Chemicals
Business segment information
Sales (Notes 3, 4, 5)	92,025	75,505	65,632
Excise taxes (Notes 3, 5)	(3,359)	(3,008)	(3,544)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(1,220)	(1,021)	(1,002)
Operating income	3,131	4,056	4,366
Net income (loss) from equity affiliates and other items	898	802	872
Tax on net operating income	(650)	(1,068)	(1,043)
Net operating income	3,379	3,790	4,195
Capital Employed	$ 10,599	$ 11,045	$ 11,618
ROACE as a percentage	31.00%	33.00%	38.00%
Adjusted | Refining & Chemicals | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 124,128	$ 99,341	$ 83,555
Operating expenses	(119,777)	(94,264)	(78,187)
Adjusted | Refining & Chemicals | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(35,462)	(26,844)	(21,467)
Adjusted | Marketing & Services
Business segment information
Sales (Notes 3, 4, 5)	90,206	74,634	66,351
Excise taxes (Notes 3, 5)	(21,898)	(19,386)	(18,274)
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(709)	(647)	(599)
Operating income	1,886	1,840	1,926
Net income (loss) from equity affiliates and other items	312	395	210
Tax on net operating income	(546)	(559)	(577)
Net operating income	1,652	1,676	1,559
Capital Employed	$ 6,442	$ 6,929	$ 5,884
ROACE as a percentage	25.00%	26.00%	27.00%
Adjusted | Marketing & Services | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	$ 69,287	$ 56,105	$ 48,821
Operating expenses	(66,692)	(53,618)	(46,296)
Adjusted | Marketing & Services | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	(979)	(857)	(744)
Adjusted | Corporate
Business segment information
Sales (Notes 3, 4, 5)	7	23	7
Depreciation, depletion and impairment of tangible assets and mineral interests (Note 5)	(42)	(40)	(37)
Operating income	(758)	(686)	(729)
Net income (loss) from equity affiliates and other items	77	54	430
Tax on net operating income	375	654	163
Net operating income	(306)	22	(136)
Capital Employed	(2,668)	(2,860)	(2,672)
Adjusted | Corporate | Business segments and Corporate
Business segment information
Revenues from sales (Notes 3, 5)	71	397	314
Operating expenses	(787)	(1,043)	(1,006)
Adjusted | Corporate | Intercompany
Business segment information
Sales (Notes 3, 4, 5)	$ (64)	$ (374)	$ (307)